As filed with the United States Securities and Exchange Commission on January 10, 2014
1933 Act Registration. No. 002-58287
1940 Act Registration. No. 811-02729

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 67	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 68

(Check appropriate box or boxes.)
SHORT-TERM INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Name and Address of Agent for Service)
Copy to:

Seba Kurian, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon, Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment
It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)

☐	on [Date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 10th day of January, 2014.

Registrant:	SHORT-TERM INVESTMENTS TRUST

	By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley	President	January 10, 2014
(Karen Dunn Kelley)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 10, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	January 10, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	January 10, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 10, 2014
(Bruce L. Crockett)

/s/ Rodney Dammeyer*	Trustee	January 10, 2014
(Rodney Dammeyer)

/s/ Albert R. Dowden*	Trustee	January 10, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	January 10, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	January 10, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	January 10, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	January 10, 2014
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	January 10, 2014
(Hugo F. Sonnenschein)

	SIGNATURES	TITLE	DATE

	/s/ Raymond Stickel, Jr.*	Trustee	January 10, 2014
(Raymond Stickel, Jr.)

	/s/ Wayne W. Whalen*	Trustee	January 10, 2014
(Wayne W. Whalen)

	/s/ Sheri Morris	Vice President & Treasurer (Principal Financial and	January 10, 2014
	(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 61 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def